Consolidated Statements of Operations (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		56 Months Ended	62 Months Ended
	Dec. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Nov. 30, 2009	Dec. 31, 2010	Jun. 30, 2011
Revenues
Expenses
General and administrative	3,160	89,422	652,823	885,052	679,776	2,810,478	65,598	2,984,517	3,869,569
Mineral expenditures								6,750	6,750
Depreciation				198		340		340	538
Loss on sale of mining option		660,015		660,015					660,015
Impairment loss/expense									376,410
Total Expenses	3,160	749,437	653,823	1,545,265	679,776	3,185,818	65,598	3,368,017	4,913,282
Other Income (Expense)
Foreign currency exchange gain (loss)		(2,274)		(2,303)		31,666		31,666	29,363
Interest income	3,223		212		212	665	128,930	161,827	161,827
Interest expense	(3,223)						(128,930)	(161,162)	(161,162)
Total Other Income (Expense)		(2,274)	212	(2,303)	212	32,331		32,331	30,028
Net Loss	(3,160)	(751,711)	(653,611)	(1,547,568)	(679,564)	(3,153,487)	(65,598)	(3,335,686)	(4,883,254)
Basic and Diluted Loss Per Common Share	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ 0.00	$ (0.02)	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	200,200,000	93,012,500	154,105,833	93,012,500	176,662,155	133,966,507	200,200,000
Mining Options
Expenses
Impairment loss/expense						375,000		375,000	375,000
Mineral Claims
Expenses
Impairment loss/expense								$ 1,410